Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

Note 5 Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	December 31, 2025	December 31, 2025
	HK$’000	HK$’000	US$’000
Rental deposit	1,852	1,930	247
VAT refundable	860	818	105
Prepayment	125	136	17
Income tax refundable	73	82	11
Other receivables	769	756	97
	3,679	3,722	477